CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Cash And Cash Equivalents [Abstract]
Schedule of cash and cash equivalents
	As of December 31,
	2022	2021
	U.S. dollars in thousands

Cash at bank	36,707	66,082
Funds attributed to player deposit reserves	4,472	-
	41,179	66,082